ENTITY-WIDE DISCLOSURE (Tables)	12 Months Ended
Dec. 31, 2022
Segments, Geographical Areas [Abstract]
Schedule of total revenues by geographical location
a.	Total revenues - by geographical location were attributed according to customer residential country as follows:

	Year ended December 31,
	2022	2021	2020
	Total revenues	Total revenues	Total revenues

Sale of products
Israel	$3,249	$5,532	$3,355
United States	15,616	13,716	12,284
Other	6,595	6,622	7,100
	$25,460	$25,870	$22,739

	Year ended December 31,
	2022	2021	2020
	Total revenues	Total revenues	Total revenues

Sale of Services
Israel	$3,913	$2,213	$3,543
United States	40,954	34,231	34,765
Other	14,229	15,659	14,312
	$59,096	$52,103	$52,620

Schedule of long-lived assets by geographical location	b. Total long-lived assets - by geographical location were as follows:
	December 31,
	2022	2021	2020

Israel	$10,231	$8,427	$15,071
United States	41,270	26,978	18,908
Total	$51,501	$35,405	$33,979